Accrued Expenses and Other Liabilitites (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 6,701	$ 15,264
Accrued interest	35,926	40,903
Accrued voyage expenses	0	3,643
Accrued running costs	0	42,212
Provision for estimated losses on vessels under time charter	0	1,604
Audit fees and related services	234	292
Accrued taxes	8,002	6,268
Professional fees	317	1,251
Other accrued expenses	0	12,215
Total accrued expenses	$ 51,180	$ 123,652